Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)			3 Months Ended
	Feb. 23, 2021	Nov. 23, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 03, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation of the company			Oct. 02, 2020	Oct. 02, 2020
Proceeds from initial public offering				$ 230,000,000
Adjustment to additional paid in capital stock issuance costs				12,703,714
Proceeds from warrant issue		$ 6,600,000		6,600,000
Payment to acquire restricted investments		$ 230,000,000		$ 230,000,000
Restricted investment value per share		$ 10.00
Term Of Restricted Investments		185 days	185 days	185 days
Minimum networth to effect a business combination			$ 5,000,001	$ 5,000,001
Percentage of public shares to be redeemed in case business combination is not consummated			100.00%	100.00%
Period within which business combination must be completed from the date of closure of initial public offering			24 months	24 months
Period within which business combination must be completed from the date of closure of initial public offering in case letter of intent is executed			27 months	27 months
Period within which the public shares shall be redeemed			10 days	10 days
Provision for working capital needs			$ 165,000	$ 165,000
Expenses payable on liquidation			$ 100,000	$ 100,000
Per share amount to be maintained in the trust account			$ 10.00	$ 10.00
Hippo [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration transferred	$ 5,522,000,000
Business combination, shares value	5,000,000,000
Cash acquired	$ 522,000,000
Business combination, per share	$ 10.00
RTPZ Merger Sub Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares subscribed but unissued					55,000,000
Common stock, value, subscriptions					$ 550,000,000
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Acquires assets as a percentage of net market value of assets held in trust account		80.00%
Equity method investment ownership percentage		50.00%
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share		$ 10.00
Proceeds from initial public offering		$ 230,000,000
Adjustment to additional paid in capital stock issuance costs		13,100,000
Deferred underwriting commissions		$ 8,100,000
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share		$ 10.00
Public Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share			$ 10.00
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		23,000,000
Percentage of public shares eligible to be transferred or redeemed without any restriction			15.00%	15.00%
Provision for working capital needs			$ 165,000	$ 165,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		3,000,000
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		23,000,000
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues				5,750,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights warrants issued during the period		4,400,000
Class of warrants or rights warrants issue price per unit		$ 1.50